TAXATION - Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
TAXATION
Balance at beginning of year	¥ 64,528	¥ 64,528
Reversal based on tax positions related to prior years	(1,255)
Balance at end of year	¥ 63,273	¥ 64,528